Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Pershare	Dec. 31, 2016 USD ($) Pershare
Share -Based Compensation [Abstract]
Share options at beginning of year, Number of options | $	$ 1,253,973	$ 1,797,010
Share options granted, Number of options | $	3,617,949
Share options forfeited, Number of options | $	(23,533)	(106,369)
Share options exercised, Number of options | $
Share options expired, Number of options | $	(1,054,304)	(436,668)
Share options at end of year, Number of options | $	3,794,085	1,253,973
Share options exercisable at end of year, Number of options | $	$ 133,113	$ 642,347
Share options at beginning of year, Weighted average exercise price | Pershare	44.60	45.15
Share options granted, Weighted average exercise price | Pershare	40.36
Share options forfeited, Weighted average exercise price | Pershare	37.38	40.97
Share options exercised, Weighted average exercise price | Pershare
Share options expired, Weighted average exercise price | Pershare	44.75	47.75
Share options at end of year, Weighted average exercise price | Pershare	39.06	44.60
Share options exercisable at end of year, Weighted average exercise price | Pershare	43.84	45.33